Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2021
Variable Interest Entities [Abstract]
Summary of Assets and Liabilities Related to VIEs
The following summarizes the assets and liabilities related to the VIEs as of December 31:

($ in thousands)	2021	2020
Assets
Restricted cash	$24,616	$6,804
Accounts receivable	4,845	1,638
Inventory	1,132,571	171,212
Prepaid expenses and other current assets	2,871	1,036
Property and equipment, net	—	2,772

Total assets	$1,164,903	$183,462

Liabilities
Accounts payable	$2,810	$716
Accrued and other current liabilities	3,537	575
Secured credit facilities and notes payable, net - current portion	1,026,196	173,539
Secured credit facilities and notes payable - net of current portion	—	653

Total liabilities	$1,032,543	$175,483